Reconciliation of Fair Value Measurements that Use Significant Unobservable Inputs (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent payments, Fair value as of beginning of period	$ 433	$ 518	$ 291
Contingent payments, Separation related adjustment		37
Contingent payments, additions	23		142
Contingent payments, Payments		(8)	(12)
Contingent payments, net losses (gains) recognized in earnings	(1)	(97)	124
Contingent payments,CTA	3	(17)	(27)
Contingent payments, Fair value as of end of period	$ 458	$ 433	$ 518